SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

24.

SUBSEQUENT EVENTS

Shares Issued in Payment of Interest

In January 2013, 15,384 shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share were issued as payment for accrued interest in the same amount.

Employment and Consulting Agreements

In January 2013, the Company appointed Mr. John Brewster as Chief Executive Officer and Chairman of the Board. Mr. Brewster and the Company entered into a two-year Employment Agreement, but it terminated when he resigned on March 12, 2013 for personal reasons. Mr. Brewster replaced Mr. Charles Vinick who remains a director. Mr. Vinick also is serving as a consultant to the Company for a one-year period. In connection with his Consulting Agreement, Mr. Vinick is receiving fees of $275,000 and is reimbursed for health insurance costs. Additionally, Mr. Vinick was granted 1,000,000 five-year stock options exercisable at $0.40 per share. The options will vest quarterly in four equal increments over the one-year consulting period subject to continued service on each applicable vesting date.  The total fair value of stock options granted to Mr. Vinick was $135,890, which is being recognized over the respective vesting period.

In January 2013, the Company approved a compensation arrangement for its Director of Business Development.  The Director of Business Development (i) receives an annual salary of $175,000, (ii) was granted 150,000 five year stock options exercisable at $0.48 per share, vesting semi-annually over a two year period subject to continued employment on each applicable vesting date, and (iii) will receive 1% of revenues from transactions consummated as a result of his efforts generating business outside of the field of energy (excluding revenues of EES).  The total fair value of stock options was $24,841, which is being recognized over the vesting period.

In December 2012, the Company approved entering into a new Employment Agreement for Mr. Dennis McGuire, the Company's Founder and Chief Technology Officer, to be effective as of January 1, 2013.  The new agreement has not been signed as of April 2, 2013.  Mr. McGuire became Chief Executive Officer on March 12, 2013, but such appointment did not affect his compensation. He continues his role as Chief Technology Officer.  Mr. McGuire continues to receive his $450,000 base salary ("Base Salary") which may be increased at the discretion of the Company's Compensation Committee based upon the Company's progress in achieving its goals and objectives.  Mr. McGuire was granted 6,000,000 five-year stock options, exercisable at $0.36 per share with one-third vesting immediately and the balance quarterly over a two-year period subject to continued employment on each applicable vesting date, which will become effective on the execution of  a Stock Option Agreement.  The fair value of the options amounted to $865,642 calculated using the BSM method.

In January 2013, Mr. Dean Becker was appointed as a director of the Company and is also serving as a consultant for a five year period.  His Consulting Agreement can be terminated on 30 days' notice.  In connection with his Consulting Agreement, the Company granted five year options to purchase 3,000,000 shares of common stock for consulting services at an exercise price of $0.37 per share.  The fair value of these options amounted to $482,391, calculated using the BSM method, and will be expensed over the requisite service period.  Mr. Becker will be paid a fee of $250,000 per year for his consulting services.

On February 5, 2013, the Company appointed a new interim Chief Financial Officer.

Stock Issuances

In January 2013, the Company issued 80,000 shares of common stock upon the exercise of warrants with an exercise price of $0.25 per share resulting in proceeds to the Company of $20,000.

Convertible Note

On February 19, 2013, the Company entered into a $3,400,000 Convertible Note and Warrant Purchase Agreement and related agreements with two institutional investors managed by CIM Investment Management Ltd., a London, England fund manager. The Company received $750,000 and the balance of $2,650,000 was to be funded if the Company met a milestone by April 2, 2013.  It did not, although the Company believes that if Hydrozonix pays it by April 15th, the balance of the $2,650,000 loan will be funded.  The Convertible Notes are: (i) due in two years from the date of issuance subject to prepayment and (ii) pay interest at 8.5% per annum. The first tranche of $750,000 is convertible at $0.40 per share. In addition to the Convertible Notes, the investors were issued 937,500 five-year warrants exercisable at $0.40 per share. If the milestone is met, the Company will issue the investors additional Convertible Notes and warrants which will be identical to the securities issued in the first tranche except that the conversion and exercise prices for the second tranche will be the lower of $0.40 per share or the 20-day volume weighted average closing prices prior to the closing of the second tranche. The number of warrants issued will be the quotient of $2,650,000 divided by the conversion price multiplied by 50% (or 50% warrant coverage on the Convertible Notes on an as-converted basis).  The investors have a one-time option on October 31, 2013 to invest up to each investor's pro-rata share of an additional $1 million on the same terms. The Convertible Notes are subject to partial redemption (32.35%) in 18 months. Of the proceeds, approximately $445,000 was used to pay off the outstanding notes due March 2013 described under Note 8. The Company paid a Placement Agent fee of 5.5% in cash and 4% in warrants.

Demand for Arbitration

From time to time, we are involved in litigation in the ordinary course of business.  We are not presently a defendant in any material litigation.  In February 2013, the Company initiated an arbitration proceeding against Halliburton Energy Services, Inc. ("Halliburton") before the American Arbitration Association, alleging that Halliburton misappropriated Ecosphere's trade secrets and proprietary technical business and strategic information.  The Company is seeking to recover $300 million in damages alleging that Halliburton breached a Non-Disclosure Agreement with the Company and thereafter misappropriated the Company's trade secrets relating to the Company's green technology business model, to treat and recycle wastewater related to hydraulic fracturing operations for oil and natural gas.  As of the date of the Report, Ecosphere's lawyers were granted Miami as the venue for arbitration by the AAA. Halliburton was requesting Houston but that request was denied and cannot be appealed.